                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [_]; Amendment Number:
                                                ------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      BURGUNDY ASSET MANAGEMENT LTD
Address:   181 BAY STREET, SUITE 4510
           BAY WELLINGTON TOWER, BROOKFIELD PLACE
           TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FRANCA DEBARTOLO
Title:     VICE PRESIDENT & CCO
Phone:     (416) 640-2678

Signature, Place, and Date of Signing:


/s/ Franca DeBartolo                 Toronto, Ontario Canada   August 12, 2010
----------------------------------   -----------------------   ---------------
[Signature]                               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ----
28-
   --------------------   ------------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   105

Form 13F Information Table Value Total:   2,797,421
                                          ---------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                                   VOTING AUTHORITY
                                                                     VALUE  SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                          TITLE OF CLASS     CUSIP    (x1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
-------------------------------------- ---------------- ----------- ------- ------- --- ---- ---------- -------- ------- ------ ----
3M Co.                                 COM              88579Y 10 1   17875  226299 SH       SOLE                 226299
Abbott Laboratories                    COM              002824 10 0   24996  534331 SH       SOLE                 534331
Activision Blizzard Inc.               COM              00507V 10 9   20712 1974470 SH       SOLE                1974470
Altria Group Inc.                      COM              02209S 10 3   29478 1470951 SH       SOLE                1470951
AmerisourceBergen Corp.                COM              3073E 10 8    34404 1083580 SH       SOLE                1083580
Arbitron Inc.                          COM              03875Q 10 8   17268  673747 SH       SOLE                 673747
Ares Capital Corp.                     COM              04010L 10 3   32906 2626165 SH       SOLE                2626165
Arthur J. Gallagher & Co.              COM              363576 10 9   19761  810530 SH       SOLE                 810530
Bank of Montreal                       COM              063671 10 1     544   10000 SH       SOLE                  10000
Bank of New York Mellon Corp.          COM              064058 10 0   25100 1016591 SH       SOLE                1016591
Bank of Nova Scotia                    COM              064149 10 7   97436 2106752 SH       SOLE                2106752
Barrick Gold Corp.                     COM              067901 10 8     392    8600 SH       SOLE                   8600
Baxter International Inc.              COM              071813 10 9   54049 1329952 SH       SOLE                1329952
Becton, Dickinson and Co.              COM              075887 10 9   33391  493805 SH       SOLE                 493805
Berkshire Hathaway Inc.                CL A             084670 10 8   29520     246 SH       SOLE                    246
Berkshire Hathaway Inc.                CL B             084670 70 2    1411   17704 SH       SOLE                  17704
Brown & Brown Inc.                     COM              115236 10 1   32009 1672353 SH       SOLE                1672353
Canadian National Railway Co.          COM              136375 10 2   31919  554860 SH       SOLE                 554860
Canadian Natural Resources Ltd.        COM              136385 10 1   71385 2142871 SH       SOLE                2142871
Canadian Pacific Railway Ltd.          COM              13645T 10 0   90803 1687736 SH       SOLE                1687736
Cenovus Energy Inc.                    COM              15135U 10 9   49576 1918910 SH       SOLE                1918910
Citigroup Inc.                         COM              172967 10 1     752  200000 SH       SOLE                 200000
Copart, Inc.                           COM              217204 10 6   12766  356488 SH       SOLE                 356488
Corporate Executive Board Co.          COM              21988R 10 2   24840  945559 SH       SOLE                 945559
Corus Entertainment Inc.               COM CL B NON VTG 220874 10 1   87014 4913935 SH       SOLE                4913935
CoStar Group Inc.                      COM              22160N 10 9    6081  156737 SH       SOLE                 156737
DealerTrack Holdings Inc.              COM              242309 10 2   15565  946198 SH       SOLE                 946198
Dentsply International Inc.            COM              249030 10 7   16044  536400 SH       SOLE                 536400
Diamond Offshore Drilling, Inc.        COM              25271C 10 2   12466  200443 SH       SOLE                 200443
Dollar Financial Corp.                 COM              256664 10 3   22995 1161952 SH       SOLE                1161952
Double-Take Software Inc.              COM              258598 10 1   20805 1983281 SH       SOLE                1983281
Dun & Bradstreet Corp.                 COM              26483E 10 4    1795   26737 SH       SOLE                  26737
Eaton Vance Floating-Rate Income Trust COM              278279 10 4    2894  199851 SH       SOLE                 199851
EchoStar Corp.                         CL A             278768 10 6   28459 1491565 SH       SOLE                1491565
Enbridge Inc.                          COM              29250N 10 5     265    5660 SH       SOLE                   5660
EnCana Corp.                           COM              292505 10 4   52159 1715802 SH       SOLE                1715802
Equifax Inc.                           COM              294429 10 5   69459 2475365 SH       SOLE                2475365
Expedia Inc.                           COM              30212P 10 5   40631 2163513 SH       SOLE                2163513
Exxon Mobil Corp.                      COM              30231G 10 2   26859  470641 SH       SOLE                 470641
FirstService Corp.                     SUB VTG SH       33761N 10 9   32597 1561492 SH       SOLE                1561492
General Electric Co.                   COM              369604 10 3     721   50000 SH       SOLE                  50000
Gilead Sciences, Inc.                  COM              375558 10 3   24381  711229 SH       SOLE                 711229
Gladstone Investment Corp.             COM              376546 10 7   10879 1866064 SH       SOLE                1866064
Graco Inc.                             COM              384109 10 4   10314  365859 SH       SOLE                 365859
HCC Insurance Holdings Inc.            COM              404132 10 2   20172  814702 SH       SOLE                 814702
Hilltop Holdings Inc.                  COM              432748 10 1   17434 1741627 SH       SOLE                1741627
IAC/InterActiveCorp                    COM              44919P 50 8   27503 1251850 SH       SOLE                1251850
Iconix Brand Group Inc.                COM              451055 10 7   30478 2120953 SH       SOLE                2120953
Infogroup Inc.                         COM              45670G 10 8    9051 1134239 SH       SOLE                1134239
Interactive Data Corp.                 COM              45840J 10 7   37264 1116348 SH       SOLE                1116348
iShares iBoxx High Yield Corporate
 Bond Fund                             COM              464288 51 3    2422   28526 SH       SOLE                  28526
Johnson & Johnson Inc.                 COM              478160 10 4   46837  793040 SH       SOLE                 793040
Kayne Anderson Energy Development Co.  COM              48660Q 10 2   10371  683646 SH       SOLE                 683646
Kimberly-Clark Corp.                   COM              494368 10 3   27233  449159 SH       SOLE                 449159
Kraft Foods Inc.                       COM              50075N 10 4     420   15000 SH       SOLE                  15000
Laboratory Corporation of America
 Holdings                              COM              50540R 40 9    4577   60741 SH       SOLE                  60741
Lender Processing Services Inc.        COM              52602E 10 2   30159  963234 SH       SOLE                 963234
Lockheed Martin Corp.                  COM              539830 10 9   29817  400226 SH       SOLE                 400226
Lorillard Inc.                         COM              544147 10 1   30989  430528 SH       SOLE                 430528
M&T Bank Corp.                         COM              55261F 10 4     277    3259 SH       SOLE                   3259
Madison Square Garden Inc.             COM              55826P 10 0   31499 1601380 SH       SOLE                1601380
MarketAxess Holdings Inc.              COM              57060D 10 8   36130 2620002 SH       SOLE                2620002
McCormick & Co., Inc.                  COM              579780 20 6   18233  480332 SH       SOLE                 480332
McDonald's Corp.                       COM              580135 10 1   25031  380013 SH       SOLE                 380013
McGraw-Hill Companies, Inc.            COM              580645 10 9     252    8960 SH       SOLE                   8960
Merck & Co., Inc.                      COM              58933Y 10 5    1304   37277 SH       SOLE                  37277
Microsoft Corp.                        COM              594918 10 4   41951 1823149 SH       SOLE                1823149
Monsanto Co.                           COM              61166W 10 1   13560  293377 SH       SOLE                 293377
Moody's Corp.                          COM              615369 10 5    3217  161516 SH       SOLE                 161516
Move Inc.                              COM              62458M 10 8   12376 6037293 SH       SOLE                6037293
MSCI Inc.                              COM              55354G 10 0   16349  596664 SH       SOLE                 596664
NGP Capital Resources Co.              COM              62912R 10 7    6866  957606 SH       SOLE                 957606
Nutraceutical International Corp.      COM              67060Y 10 1   10809  708326 SH       SOLE                 708326
Omnicom Group Inc.                     COM              681919 10 6    1681   49001 SH       SOLE                  49001
Oracle Corp.                           COM              68389X 10 5   41658 1941214 SH       SOLE                1941214
Patterson-UTI Energy Inc.              COM              703481 10 1    2281  177222 SH       SOLE                 177222
Penn Millers Holdings Corp.            COM              707561 10 6     262   19857 SH       SOLE                  19857
Penske Auto Group Inc.                 COM              70959W 10 3   17929 1578280 SH       SOLE                1578280
PepsiCo Inc.                           COM              713448 10 8   40185  659304 SH       SOLE                 659304
Pfizer Inc.                            COM              717081 10 3     333 23329.3 SH       SOLE                23329.3
Philip Morris International Inc.       COM              718172 10 9   38223  833840 SH       SOLE                 833840
Prestige Brands Holdings Inc.          COM              74112D 10 1    6491  916824 SH       SOLE                 916824
Procter & Gamble Co.                   COM              742718 10 9   22592  376657 SH       SOLE                 376657
Psychemedics Corp.                     COM              744375 20 5     157   19335 SH       SOLE                  19335
Qualcomm Inc.                          COM              747525 10 3   32812  999151 SH       SOLE                 999151
Ritchie Bros. Auctioneers Inc.         COM              767744 10 5   16073  882180 SH       SOLE                 882180
Rogers Communications Inc.             CL B             775109 20 0   56271 1715887 SH       SOLE                1715887
Royal Bank of Canada                   COM              780087 10 2    1960   41000 SH       SOLE                  41000
Solera Holdings Inc.                   COM              83421A 10 4   16606  458740 SH       SOLE                 458740
SPDR Barclays Capital High Yield
 Bond ETF                              COM              78464A 41 7    2460   65025 SH       SOLE                  65025
Sun Life Financial Inc.                COM              866796 10 5   75035 2846187 SH       SOLE                2846187
Suncor Energy Inc.                     COM              867224 10 7   77349 2618344 SH       SOLE                2618344
Symantec Corp.                         COM              871503 10 8   15235 1097623 SH       SOLE                1097623
TFS Financial Corp.                    COM              87240R 10 7   31844 2566005 SH       SOLE                2566005
Thomson Reuters Corp.                  COM              884903 10 5  158073 4400150 SH       SOLE                4400150
Tim Hortons Inc.                       COM              88706M 10 3  122456 3810785 SH       SOLE                3810785
Toronto-Dominion Bank                  COM              891160 50 9  119520 1837602 SH       SOLE                1837602
Ultra Petroleum Corp.                  COM              903914 10 9   25998  587534 SH       SOLE                 587534
United Technologies Corp.              COM              913017 10 9   31982  492711 SH       SOLE                 492711
US Gold Corp.                          COM              912023 20 7      50   10000 SH       SOLE                  10000
Viacom Inc.                            CL A             92553P 10 2     384   10782 SH       SOLE                  10782
Wal-Mart Stores Inc.                   COM              931142 10 3     529   11000 SH       SOLE                  11000
Washington Post Co.                    CL B             939640 10 8   14600   35567 SH       SOLE                  35567
Wesco Financial Corp.                  COM              950817 10 6    2315    7162 SH       SOLE                   7162
Western Union Co.                      COM              959802 10 9   45822 3073222 SH       SOLE                3073222
                                                        TOTAL       2797421                             COUNT        105